OTHER PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

8. OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	December 31, 2024	June 30, 2025
	RMB	RMB

Consideration payable to WeBank, current (Note 9)	29,302	29,539
Tax payables	72,991	71,312
Accrued service fee for IT and other professional support	54,224	39,137
Deposits	30,155	26,032
Accrued advertising expenses	23,708	15,356
Accrued service fee for transaction support	26,940	22,321
Accrued salaries and benefits	16,991	14,640
Interest payable	1,204	1,817
Deferred revenue	26,728	39,267
Others	24,148	19,405
	306,391	278,826